Share-based compensation (Share Options - Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019 shares	Dec. 31, 2022 USD ($) installment shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 shares	Sep. 16, 2011 shares
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | $		$ 9,009	$ 0	$ 470
Shares authorized for issuance | shares						43,000,000
Share-based Compensation | $		44,096	33,382	92,160
General and administrative expenses [Member]
Share-based compensation [Line Items]
Share-based Compensation | $		$ 9,964	$ (45)	$ 42,406
Employees [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Number of vesting installments | installment		2
Share Incentive Scheme [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number | shares		0	0	0
2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period | shares			893,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number | shares		7,929,300
2011 Incentive Scheme [Member] | Employees [Member] | Vested after 24 months of the grant date and two equal installments over the following 24 months
Share-based compensation [Line Items]
Number of vesting installments | installment		3
Vesting percentage remaining		50.00%
Vesting percentage		50.00%
Vesting period		36 months
2011 Incentive Scheme [Member] | Employees [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Vesting period		24 months
Secondary vesting period		24 months
2011 Incentive Scheme [Member] | Employees [Member] | Vested in three equal installments over the following 36 months
Share-based compensation [Line Items]
Number of vesting installments | installment		1
Vesting percentage remaining		50.00%
Vesting percentage		50.00%
Vesting period		24 months
Secondary vesting period		12 months
Share options [Member] | 2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | $		$ 1,022	$ 2,222	$ 5,558
Restricted shares | BIGOINC
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | $		$ 12,602	$ 9,733	$ 38,618
Restricted shares | 2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares		2,723,629	7,888,160	4,541,086
Restricted shares | Bigo's Share Incentive Scheme [Member]
Share-based compensation [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | $		$ 21,424
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 5 months 19 days
Restricted shares | Bigo's Share Incentive Scheme [Member] | BIGOINC
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	38,042,760
Restricted shares | Bigo's Share Incentive Scheme [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Vesting period	48 months
Restricted shares | Bigo's Share Incentive Scheme [Member] | Vested in three equal installments over the following 36 months
Share-based compensation [Line Items]
Vesting period	36 months
Restricted share units | 2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Shares authorized for issuance | shares					131,950,949
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares		9,918,014	9,387,270	62,770,405
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | $		$ 21,865
Share-based Compensation | $		$ 21,463	$ 21,427	$ 47,514
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		1 year 1 month 17 days